Secured Debt (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fannie Mae [Member]
Secured credit facilities
Borrowings outstanding	$ 1,054,960	$ 1,157,768
Weighted average daily borrowings during the year ended	1,139,588	1,198,771
Maximum daily borrowings during the year ended	1,157,557	1,209,739
Weighted average interest rate during the year ended	4.40%	4.60%
Interest rate at the end of the year	4.10%	4.50%
Unsecured Commercial Bank Credit Facility [Member]
Secured credit facilities
Borrowings outstanding	0	31,750
Weighted average daily borrowings during the year ended	227,498	161,260
Maximum daily borrowings during the year ended	$ 450,000	$ 337,600
Weighted average interest rate during the year ended	1.00%	0.80%
Interest rate at the end of the year	1.50%	0.90%